UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-21511

Lazard Global Total Return and Income Fund, Inc.
(Exact name of Registrant as specified in charter)

30 Rockefeller Plaza
New York, New York 10112
(Address of principal executive offices) (Zip code)

Mark R. Anderson, Esq.
Lazard Asset Management LLC
30 Rockefeller Plaza
New York, New York 10112
(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 632-6000

Date of fiscal year end: 12/31

Date of reporting period: 9/30/2025

Item 1. Schedule of Investments.

Lazard Global Total Return and Income Fund, Inc.

Portfolio of Investments

September 30, 2025 (unaudited)

Description	Shares	Fair Value
Common Stocks — 97.5%
Australia — 1.0%
Computershare Ltd.	102,532	$2,463,541
Canada — 2.9%
Dollarama, Inc.	25,663	3,384,484
Toromont Industries Ltd.	31,026	3,444,807
		6,829,291
China — 1.6%
Tencent Holdings Ltd.	44,500	3,791,213
Denmark — 1.1%
Carlsberg AS, Class B	11,612	1,349,971
Zealand Pharma AS (*)	16,247	1,182,850
		2,532,821
Finland — 1.0%
Kone OYJ, Class B	35,012	2,388,779
France — 3.4%
EssilorLuxottica SA	7,301	2,381,411
Legrand SA	16,624	2,773,072
LVMH Moet Hennessy Louis Vuitton SE	3,425	2,095,703
Pernod Ricard SA	10,011	984,335
		8,234,521
Hong Kong — 1.7%
AIA Group Ltd.	203,400	1,949,637
Techtronic Industries Co. Ltd.	165,500	2,123,250
		4,072,887
India — 1.1%
HDFC Bank Ltd. ADR	78,804	2,691,945
Ireland — 1.8%
Accenture PLC, Class A	17,546	4,326,844
Japan — 5.4%
FANUC Corp.	67,600	1,926,259
Mizuho Financial Group, Inc.	134,500	4,501,707
Nintendo Co. Ltd.	15,700	1,344,962
Resona Holdings, Inc.	253,400	2,579,603
Sanrio Co. Ltd.	55,800	2,613,237
		12,965,768
Netherlands — 6.1%
Argenx SE ADR (*)	2,965	2,186,865
ASM International NV	4,189	2,518,058
ASML Holding NV	6,246	6,089,615
Wolters Kluwer NV	26,854	3,665,777
		14,460,315
Description	Shares	Fair Value
Spain — 1.2%
Industria de Diseno Textil SA	52,704	$2,911,695
Sweden — 1.8%
Assa Abloy AB, Class B	49,218	1,726,922
Hexagon AB, B Shares	208,717	2,503,668
		4,230,590
Switzerland — 3.5%
ABB Ltd.	80,148	5,776,564
Partners Group Holding AG	1,936	2,529,408
		8,305,972
Taiwan — 3.9%
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	33,008	9,218,804
United Kingdom — 7.5%
AstraZeneca PLC	23,010	3,514,853
Coca-Cola Europacific Partners PLC	38,842	3,511,705
Diageo PLC	96,572	2,298,975
RELX PLC	96,973	4,645,945
Unilever PLC	66,914	3,955,430
		17,926,908
United States — 52.5%
Adobe, Inc. (*)	6,599	2,327,797
Alphabet, Inc., Class A	14,294	3,474,871
Amazon.com, Inc. (*)	32,813	7,204,750
Amphenol Corp., Class A	40,963	5,069,171
Aon PLC, Class A	12,518	4,463,669
Apple, Inc.	42,086	10,716,358
Avery Dennison Corp.	8,457	1,371,472
Bank of America Corp.	65,381	3,373,006
Booz Allen Hamilton Holding Corp.	27,987	2,797,301
Charles Schwab Corp.	62,032	5,922,195
Coca-Cola Co.	54,054	3,584,861
Corpay, Inc. (*)	4,744	1,366,557
Danaher Corp.	15,718	3,116,251
Equifax, Inc.	10,210	2,619,171
HealthEquity, Inc. (*)	20,480	1,940,890
Intercontinental Exchange, Inc.	27,393	4,615,173
IQVIA Holdings, Inc. (*)	17,644	3,351,301
KLA Corp.	3,999	4,313,321
McDonald’s Corp.	9,434	2,866,898
Meta Platforms, Inc., Class A	3,162	2,322,110
Microsoft Corp.	19,072	9,878,342
Motorola Solutions, Inc.	7,686	3,514,731
NIKE, Inc., Class B	33,991	2,370,193
Procter & Gamble Co.	20,141	3,094,665

Lazard Global Total Return and Income Fund, Inc.

Portfolio of Investments (continued)

September 30, 2025 (unaudited)

Description	Shares	Fair Value
PTC, Inc. (*)	17,219	$3,495,801
S&P Global, Inc.	8,162	3,972,527
Salesforce, Inc.	17,022	4,034,214
Texas Instruments, Inc.	17,400	3,196,902
Thermo Fisher Scientific, Inc.	7,912	3,837,478
United Rentals, Inc.	3,196	3,051,093
Visa, Inc., A Shares	16,409	5,601,704
Zoetis, Inc.	14,955	2,188,216
		125,052,989
Total Common Stocks (Cost $155,248,284)		232,404,883

Description	Principal Amount (000) («)	Fair Value
Foreign Government Obligations — 9.3%
Brazil — 2.4%
Brazil Notas do Tesouro Nacional, 10.000%, 01/01/29	33,360	$5,760,139
Indonesia — 0.6%
Indonesia Treasury Bonds, 8.375%, 09/15/26	22,166,000	1,371,665
Malaysia — 2.1%
Malaysia Government Bonds:
3.502%, 05/31/27	10,260	2,455,817
3.733%, 06/15/28	10,500	2,533,997
		4,989,814
Mexico — 1.1%
Mexico Bonos, 7.750%, 05/29/31	49,000	2,605,500
Romania — 0.7%
Romania Government Bonds, 8.000%, 04/29/30	7,200	1,700,895
Serbia — 0.4%
Serbia Treasury Bonds, 4.500%, 08/20/32	101,000	988,187
South Africa — 2.0%
South Africa Government Bonds:
10.000%, 03/31/33	44,000	2,725,273
10.500%, 12/21/26	32,000	1,916,480
		4,641,753
Total Foreign Government Obligations (Cost $23,263,687)		22,057,953
Description	Shares	Fair Value
Short-Term Investments | 3.0%
State Street Institutional Treasury Plus Money Market Fund, Premier Class, 4.07% (7 day yield) (Cost $7,036,510)	7,036,510	$7,036,510
Total Investments | 109.8% (Cost $185,548,481) (»)		$261,499,346
Liabilities in Excess of Cash and Other Assets | (9.8)%		(23,280,397)
Net Assets | 100.0%		$238,218,949

Lazard Global Total Return and Income Fund, Inc.

Portfolio of Investments (concluded)

September 30, 2025 (unaudited)

Forward Currency Contracts open at September 30, 2025:

Currency Purchased	Quantity	Currency Sold	Quantity	Counterparty	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
BRL	6,175,950	USD	1,115,799	CIT	03/23/26	$—	$2,192
CLP	2,972,011,000	USD	3,123,731	SCB	10/28/25	—	32,093
COP	19,441,650,000	USD	4,877,178	CIT	03/24/26	—	36,827
EGP	99,704,100	USD	1,770,000	SCB	12/24/25	233,856	—
EUR	2,916,936	USD	3,380,000	HSB	11/21/25	54,689	—
HUF	2,454,082,031	USD	7,234,912	CIT	11/24/25	128,378	—
IDR	90,233,000,000	USD	5,500,000	CIT	12/03/25	—	100,581
ILS	15,904,165	USD	4,721,260	CIT	11/03/25	80,450	—
INR	504,795,330	USD	5,850,000	CIT	12/02/25	—	187,993
KRW	10,225,908,000	USD	7,429,459	HSB	03/03/26	—	94,152
KZT	2,826,090,000	USD	4,965,894	SCB	02/20/26	—	52,869
MXN	49,300,203	USD	2,595,635	HSB	10/20/25	91,261	—
NGN	5,309,100,000	USD	3,245,171	SCB	02/27/26	215,457	—
PHP	210,987,012	USD	3,661,443	JPM	03/02/26	—	59,099
PLN	14,199,879	USD	3,881,466	CIT	12/02/25	21,851	—
SGD	2,865,051	USD	2,170,000	SCB	10/14/25	53,232	—
TRY	160,305,020	USD	3,119,382	HSB	06/02/26	63,746	—
TRY	103,399,700	USD	2,206,096	JPM	10/31/25	222,506	—
USD	6,204,528	EUR	5,446,629	HSB	11/21/25	—	208,871
USD	1,671,887	RON	7,433,209	JPM	12/15/25	—	37,818
Total gross unrealized appreciation/depreciation on Forward Currency Contracts						$1,165,426	$812,495

Currency Abbreviations:
BRL	— Brazilian Real
CLP	— Chilean Peso
COP	— Colombian Peso
EGP	— Egyptian Pound
EUR	— Euro
HUF	— Hungarian Forint
IDR	— Indonesian Rupiah
ILS	— Israeli Shekel
INR	— Indian Rupee
KRW	— South Korean Won
KZT	— Kazakhstan Tenge
MXN	— Mexican New Peso
NGN	— Nigeria Naira
PHP	— Philippine Peso
PLN	— Polish Zloty
RON	— New Romanian Leu
SGD	— Singapore Dollar
TRY	— New Turkey Lira
USD	— United States Dollar

Counterparty Abbreviations:
CIT	— Citibank N.A.
HSB	— HSBC Bank USA N.A.
JPM	— JPMorgan Chase Bank N.A.
SCB	— Standard Chartered Bank

Lazard Global Total Return and Income Fund, Inc.

Notes to Portfolio of Investments

September 30, 2025

(*)	Non-income producing security.
(«)	Principal amount denominated in respective country’s currency.
(»)	The Fund, at all times, maintains portfolio securities in sufficient amount to cover its obligations related to investments in forward currency contracts.

Security Abbreviations:

ADR	— American Depositary Receipt

Portfolio holdings by industry† (as a percentage of net assets):

Common Stocks
Banks	5.5%
Beverages	5.0
Biotechnology	1.4
Broadline Retail	4.4
Building Products	0.7
Capital Markets	7.2
Communications Equipment	1.5
Containers & Packaging	0.6
Electrical Equipment	3.5
Electronic Equipment, Instruments & Components	3.2
Entertainment	0.5
Financial Services	2.9
Health Care Equipment & Supplies	1.0
Health Care Providers & Services	0.8
Hotels, Restaurants & Leisure	1.2
Household Products	1.3
Insurance	2.7
Interactive Media & Services	4.1
IT Services	1.8
Life Sciences Tools & Services	4.3
Machinery	2.7
Personal Care Products	1.6
Pharmaceuticals	2.4
Professional Services	6.7
Semiconductors & Semiconductor Equipment.	10.7
Software	8.3
Specialty Retail	2.3
Technology Hardware, Storage & Peripherals	4.5
Textiles, Apparel & Luxury Goods	1.9
Trading Companies & Distributors	2.8
Subtotal	97.5
Foreign Government Obligations	9.3
Short-Term Investments	3.0
Total Investments	109.8%

†	Industry classifications may be different than those used for compliance monitoring purposes.

Various inputs are used in determining the fair value of investments and derivative financial instruments. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to notes to the financial statements.

Item 2. Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Lazard Global Total Return and Income Fund, Inc.

By:	/s/ Nathan A. Paul
Nathan A. Paul
Chief Executive Officer

Date: November 24, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Nathan A. Paul
Nathan A. Paul
Chief Executive Officer

Date: November 24, 2025

By:	/s/ Christina Kennedy
Christina Kennedy
Chief Financial Officer

Date: November 24, 2025